Income Taxes (Components of Provision (Benefit)) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Income Taxes [Abstract]
Current Provision (benefit), The Company and domestic subsidiaries	¥ 343	¥ 248	¥ 411
Current Provision (benefit), Foreign subsidiaries	2,521	2,027	1,243
Deferred Provision (benefit), The Company and domestic subsidiaries	(60)	545	(272)
Deferred Provision (benefit), Foreign subsidiaries	3,107	(2,759)	1,111
Total Provision (benefit) for income taxes	¥ 5,911	¥ 61	¥ 2,493